AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 22, 2012

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 115	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 116	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

Copies to:

B. Reuben Auspitz c/o Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, NY 14450	Timothy W. Levin, Esquire Morgan, Lewis & Bockius, LLP 1701 Market St. Philadelphia, PA 19103
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Investment Company Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Fairport and State of New York on the 22nd day of August, 2012.

Manning & Napier Fund, Inc.
(Registrant)

By:	/s/ B. Reuben Auspitz
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ B. Reuben Auspitz B. Reuben Auspitz	President, Principal Executive Officer, Director	August 22, 2012
/s/ Harris H. Rusitzky* Harris H. Rusitzky*	Director	August 22, 2012
/s/ Peter L. Faber* Peter L. Faber*	Director	August 22, 2012
/s/ Stephen B. Ashley* Stephen B. Ashley*	Director	August 22, 2012
/s/ Paul A. Brooke** Paul A. Brooke**	Director	August 22, 2012
/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	August 22, 2012

*	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.

**	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated January 10, 2008. See File Number 002-92633, filed on February 28, 2008. Incorporated by reference.

EXHIBIT INDEX

EX-101.ins XBRL Instance Document

EX-101.sch XBRL Taxonomy Extension Schema Document

EX-101.cal XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab XBRL Taxonomy Extension Labels Linkbase

EX-101.pre XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def XBRL Taxonomy Extension Definition Linkbase